Related Party Balances and Transactions - Summary of Amount Due from/to Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Amount due from related parties:
Amounts due from related parties	¥ 656,399	$ 95,469	¥ 578,454
Amount due to related parties, current:
Amount due to related parties, current	(10,695)	$ (1,556)	(8,143)
Amount due to related party, non-current:
Amount due to related party, non-current			(3,076)
Xiaomi Communication
Amount due from related parties:
Amounts due from related parties	631,204		566,732
Xiaomi Information
Amount due from related parties:
Amounts due from related parties	9,727		908
Xiaomi Technology Co. Ltd. ("Xiaomi Technology")
Amount due from related parties:
Amounts due from related parties	7,442
Hangzhou Yunyou
Amount due from related parties:
Amounts due from related parties	5,143
Others
Amount due from related parties:
Amounts due from related parties	2,883		10,814
Amount due to related parties, current:
Amount due to related parties, current	(345)		(330)
Huaying Fund
Amount due to related parties, current:
Amount due to related parties, current			(3,061)
Amount due to related party, non-current:
Amount due to related party, non-current			(3,076)
Xiaomi Mobile
Amount due to related parties, current:
Amount due to related parties, current	¥ (10,350)		¥ (4,752)